Commitments and Contingencies - Additional Information (Detail) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	May 28, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Title	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Title	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Plaintiff settlement demand amount	$ 7.5
International Gaming Technologies [Member]
Percentage of royalty on revenue								10.00%
Long-term purchase commitment, period				10 years		10 years
Cost of revenue		$ 4.1	$ 3.0	$ 7.1	$ 6.0	$ 13.5	$ 11.5
DoubleU Games License Agreement [Member]
Number of titled games | Title				40		32
Maximum [Member]
Reasonably possible loss contingency		$ 201.5		$ 201.5
Maximum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue		15.00%		15.00%		15.00%
Minimum [Member]
Reasonably possible loss contingency		$ 3.5		$ 3.5
Minimum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue		7.50%		7.50%		7.50%